Financial asset measured at FVTPL - Reconciliation of movement of investment (Details) - Investment - The Flowr Corporation	6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares
Reconciliation of movement of investment
Balance at beginning of period	$ 0
Purchase of investment	801,160	$ 1,000,000
Change in fair value	(472,311)
Movement in exchange rate	8,296
Balance at end of period	$ 337,145
Reflects closing price | $ / shares	0.03	0.03